Long-Term Debt (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Long-Term Debt
Summary of carrying and fair values of debt facilities

	As of
	June 30, 2012		December 31, 2011
	Carrying		Carrying
	Value	Fair Value	Value	Fair Value
	(In thousands)
7 % Senior Notes due 2013	$500,000	$527,500	$500,000	$535,000
6 5/8% Senior Notes due 2014	1,000,000	1,075,330	1,000,000	1,060,000
7 3/4% Senior Notes due 2015	750,000	834,375	750,000	817,500
7 1/8% Senior Notes due 2016	1,500,000	1,653,750	1,500,000	1,593,750
4 5/8% Senior Notes due 2017	900,000	884,250	—	—
7 7/8% Senior Notes due 2019	1,400,000	1,606,500	1,400,000	1,589,000
6 3/4% Senior Notes due 2021	2,000,000	2,151,800	2,000,000	2,140,000
5 7/8% Senior Notes due 2022 (1)	1,000,000	1,005,000	—	—
Mortgages and other notes payable	68,800	68,800	71,871	71,871
Subtotal	9,118,800	$9,807,305	7,221,871	$7,807,121
Capital lease obligations (2)	256,010	NA	270,893	NA
Total long-term debt and capital lease obligations (including current portion)	$9,374,810		$7,492,764

(1)          Excludes $1.0 billion in additional 5 7/8% Senior Notes due 2022 issued on July 26, 2012.

(2)          Disclosure regarding fair value of capital leases is not required.

As of December 31,
	2011		2010
	Carrying Value	Fair Value	Carrying Value	Fair Value
	(In thousands)
6 3/8% Senior Notes due 2011 (1)	$—	$—	$1,000,000	$1,032,500
7 % Senior Notes due 2013	500,000	535,000	500,000	532,815
6 5/8% Senior Notes due 2014	1,000,000	1,060,000	1,000,000	1,032,500
7 3/4% Senior Notes due 2015	750,000	817,500	750,000	798,750
7 1/8% Senior Notes due 2016	1,500,000	1,593,750	1,500,000	1,548,600
7 7/8% Senior Notes due 2019	1,400,000	1,589,000	1,400,000	1,463,000
6 3/4% Senior Notes due 2021	2,000,000	2,140,000	—	—
Mortgages and other notes payable	71,871	71,871	77,965	77,965
Subtotal	7,221,871	$7,807,121	6,227,965	$6,486,130
Capital lease obligations (2)	270,893	NA	286,971	NA
Total long-term debt and capital lease obligations (including current portion)	$7,492,764		$6,514,936

(1)          During September 2011, we repurchased $85 million of our 6 3/8% Senior Notes due 2011 in open market transactions at amounts close to par plus accrued interest.  On October 3, 2011, we redeemed the remaining $915 million principal balance of our 6 3/8% Senior Notes due 2011.

(2)          Disclosure regarding fair value of capital leases is not required.